Lease - Schedule of Future Lease Payments (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Schedule of Future Lease Payments [Abstract]
2025	¥ 7,570
2026	6,660
2027	5,660
2028	6,366
2029	6,490
Thereafter	3,580
Total lease payments	36,326
Less: imputed interest	(7,365)
Total lease liabilities	¥ 28,961